Offerings	Mar. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	5,079,978
Proposed Maximum Offering Price per Unit	6.085
Maximum Aggregate Offering Price	$ 30,911,666.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,732.58
Offering Note	"Amount Registered" represents shares of Common Stock reserved for issuance pursuant to the Registrant's 2016 Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2016 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. "Proposed Maximum Offering Price Per Unit" was estimated in accordance with Rule 457(h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee on the basis of $6.085 per share, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,269,995
Proposed Maximum Offering Price per Unit	5.18
Maximum Aggregate Offering Price	$ 6,578,574.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,007.18
Offering Note	"Amount Registered" represents shares of Common Stock reserved for issuance pursuant to the Registrant's 2017 Employee Stock Purchase Plan. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2017 Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. "Proposed Maximum Offering Price Per Unit" was estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of eighty-five percent (85%) of $6.085 per share, which represents the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 6, 2025, rounded up to the nearest whole cent. Pursuant to the 2017 Employee Stock Purchase Plan, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value per share on the first trading day of the applicable offering period or the fair market value per share on the last trading day of the applicable offering period.